Restructuring Charges	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Restructuring Charges
Restructuring Charges
During 2018, as a result of the sale of the Teide Spirit (see Note 19e), the Partnership incurred seafarer severance payments for the year ended December 31, 2018 of $1.8 million and presented as restructuring charges in the Partnership's consolidated statements of income. As at December 31, 2018, the remaining balance of unpaid restructuring charges of $0.5 million is included in accrued liabilities in the Partnership's consolidated balance sheets.